Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Communication Services: 3.4%
167,612	(1)	Boingo Wireless, Inc.	$1,860,493	0.6
82,411	(1)	Cargurus, Inc.	2,550,620	0.8
73,417		Cinemark Holdings, Inc.	2,836,833	0.9
93,577	(1)	QuinStreet, Inc.	1,178,134	0.4
202,845	(1)	Vonage Holdings Corp.	2,292,149	0.7
			10,718,229	3.4

		Consumer Discretionary: 13.9%
197,661		American Eagle Outfitters, Inc.	3,206,062	1.0
104,977		Bloomin Brands, Inc.	1,987,215	0.6
39,288	(1)	Boot Barn Holdings, Inc.	1,371,151	0.4
109,438		Boyd Gaming Corp.	2,621,040	0.8
20,701		Brunswick Corp.	1,078,936	0.3
9,043	(1)	Carter's, Inc.	828,255	0.3
43,642		Cheesecake Factory	1,818,999	0.6
93,375	(1)	Chegg, Inc.	2,796,581	0.9
93,282	(1)	CROCS, Inc.	2,589,508	0.8
101,632		Dana, Inc.	1,467,566	0.5
14,127	(1)	Deckers Outdoor Corp.	2,081,755	0.6
157,749		Extended Stay America, Inc.	2,309,445	0.7
19,121	(1)	Five Below, Inc.	2,411,158	0.8
23,895	(1)	Helen of Troy Ltd.	3,767,286	1.2
27,740		Jack in the Box, Inc.	2,527,669	0.8
37,348	(1)	LGI Homes, Inc.	3,111,835	1.0
15,876	(1)	Ollie's Bargain Outlet Holdings, Inc.	930,969	0.3
36,643	(1)	Planet Fitness, Inc.	2,120,530	0.7
27,064	(1),(2)	RealReal, Inc./The	605,151	0.2
7,682	(1)	RH	1,312,316	0.4
18,111	(1)	TopBuild Corp.	1,746,444	0.5
58,687	(1),(2)	YETI Holdings, Inc.	1,643,236	0.5
			44,333,107	13.9

		Consumer Staples: 4.1%
120,603	(1)	BJ's Wholesale Club Holdings, Inc.	3,120,000	1.0
50,898	(2)	Energizer Holdings, Inc.	2,218,135	0.7
51,739	(1)	Freshpet, Inc.	2,575,050	0.8
36,138	(1)	Grocery Outlet Holding Corp.	1,253,266	0.4
87,850	(1)	Performance Food Group Co.	4,041,978	1.2
			13,208,429	4.1

		Energy: 0.6%
132,963	(1)	Carrizo Oil & Gas, Inc.	1,141,488	0.4
15,518	(1)	Dril-Quip, Inc.	778,693	0.2
			1,920,181	0.6

		Financials: 6.9%
38,751		FirstCash, Inc.	3,552,304	1.1
83,640		Houlihan Lokey, Inc.	3,772,164	1.2
46,097		Independent Bank Group, Inc.	2,425,163	0.8
33,488		Kemper Corp.	2,610,390	0.8
217,875		MGIC Investment Corp.	2,740,868	0.9
34,300		Pinnacle Financial Partners, Inc.	1,946,525	0.6
96,380		United Community Banks, Inc./GA	2,732,373	0.8
36,537		Wintrust Financial Corp.	2,361,386	0.7
			22,141,173	6.9

		Health Care: 24.6%
56,632	(1),(2)	Aerie Pharmaceuticals, Inc.	1,088,467	0.3
68,335	(1),(2)	Alder Biopharmaceuticals, Inc.	1,288,798	0.4
31,480	(1)	Amedisys, Inc.	4,124,195	1.3
185,965	(1)	Amicus Therapeutics, Inc.	1,491,439	0.5
51,428	(1)	Amphastar Pharmaceuticals, Inc.	1,019,817	0.3
32,974	(1)	Arena Pharmaceuticals, Inc.	1,509,220	0.5
35,956	(1)	Biohaven Pharmaceutical Holding Co. Ltd.	1,500,084	0.5
29,264	(1)	Blueprint Medicines Corp.	2,150,026	0.7
22,103	(1),(2)	Change Healthcare, Inc.	267,004	0.1
100,537	(1)	Cymabay Therapeutics, Inc.	514,749	0.2
33,000	(1)	Emergent Biosolutions, Inc.	1,725,240	0.5
40,414		Encompass Health Corp.	2,557,398	0.8
57,116	(1)	Epizyme, Inc.	589,151	0.2
46,866	(1)	FibroGen, Inc.	1,733,105	0.5
25,315	(1)	G1 Therapeutics, Inc.	576,676	0.2
25,144	(1)	Global Blood Therapeutics, Inc.	1,219,987	0.4
23,263	(1)	Haemonetics Corp.	2,934,395	0.9
60,199	(1)	HealthEquity, Inc.	3,440,072	1.1
26,669		Hill-Rom Holdings, Inc.	2,806,379	0.9
89,684	(1)	HMS Holdings Corp.	3,090,959	1.0
8,174	(1)	Homology Medicines, Inc.	147,949	0.0
52,194	(1)	Immunomedics, Inc.	692,092	0.2
62,380	(1)	Insmed, Inc.	1,100,383	0.3
18,115	(1),(2)	Intercept Pharmaceuticals, Inc.	1,202,111	0.4
89,219	(1)	Iovance Biotherapeutics, Inc.	1,623,786	0.5
27,725	(1),(2)	Krystal Biotech, Inc.	962,751	0.3
86,071	(1)	Lantheus Holdings, Inc.	2,157,370	0.7
1,023	(1)	Ligand Pharmaceuticals, Inc.	101,829	0.0
9,649	(1)	Medpace Holdings, Inc.	810,902	0.3
42,004	(1)	Merit Medical Systems, Inc.	1,279,442	0.4
31,308	(1)	MyoKardia, Inc.	1,632,712	0.5
35,946	(1)	Novocure Ltd.	2,688,042	0.8
50,410	(1)	Omnicell, Inc.	3,643,131	1.1
37,253	(1),(2)	PetIQ, Inc.	1,015,517	0.3
41,873	(1)	Quidel Corp.	2,568,908	0.8
234,366	(1)	R1 RCM, Inc.	2,092,888	0.7
47,329	(1)	Ra Pharmaceuticals, Inc.	1,119,331	0.3
34,055	(1)	REGENXBIO, Inc.	1,212,358	0.4
43,775	(1)	Repligen Corp.	3,357,105	1.1
171,315	(1)	Select Medical Holdings Corp.	2,838,690	0.9

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
135,383	(1)	Spectrum Pharmaceuticals, Inc.	$1,123,002	0.3
22,687	(1)	Supernus Pharmaceuticals, Inc.	623,439	0.2
50,138	(1)	Syneos Health, Inc.	2,667,843	0.8
25,012	(1)	Tandem Diabetes Care, Inc.	1,475,208	0.5
40,383	(1),(2)	Teladoc Health, Inc.	2,734,737	0.9
25,181	(1)	Ultragenyx Pharmaceutical, Inc.	1,077,243	0.3
40,052	(1)	Wright Medical Group NV	826,273	0.3
			78,402,203	24.6

		Industrials: 20.3%
145,056	(1)	Air Transport Services Group, Inc.	3,049,077	1.0
29,636		Altra Industrial Motion Corp.	820,769	0.3
47,963	(1)	ASGN, Inc.	3,014,954	0.9
42,580	(1)	Beacon Roofing Supply, Inc.	1,427,707	0.4
41,614		Brink's Co.	3,451,881	1.1
20,309		Curtiss-Wright Corp.	2,627,375	0.8
45,887		EMCOR Group, Inc.	3,951,788	1.2
27,461		EnPro Industries, Inc.	1,885,198	0.6
47,832		Exponent, Inc.	3,343,457	1.1
58,611	(1)	Generac Holdings, Inc.	4,591,586	1.4
47,682		Granite Construction, Inc.	1,532,023	0.5
42,065	(1)	HUB Group, Inc.	1,956,023	0.6
29,833		Insperity, Inc.	2,942,131	0.9
38,123		John Bean Technologies Corp.	3,790,570	1.2
52,459		Korn Ferry	2,027,016	0.6
22,317		Lindsay Corp.	2,072,134	0.7
35,239		Regal Beloit Corp.	2,567,161	0.8
24,866	(1)	Saia, Inc.	2,329,944	0.7
33,676		Simpson Manufacturing Co., Inc.	2,336,104	0.7
21,581		Tennant Co.	1,525,777	0.5
49,652	(1)	Trex Co., Inc.	4,514,856	1.4
52,269		US Ecology, Inc.	3,342,080	1.1
30,365		Watts Water Technologies, Inc.	2,846,111	0.9
26,364		Woodward, Inc.	2,842,830	0.9
			64,788,552	20.3

		Information Technology: 17.2%
120,900	(1)	ACI Worldwide, Inc.	3,787,193	1.2
45,468	(1)	Advanced Energy Industries, Inc.	2,610,318	0.8
74,643	(1)	Bottomline Technologies de, Inc.	2,937,202	0.9
9,458	(1)	CACI International, Inc.	2,187,257	0.7
41,257	(1)	Cardtronics plc	1,247,612	0.4
58,433	(1)	Cornerstone OnDemand, Inc.	3,203,297	1.0
52,121		CSG Systems International, Inc.	2,693,613	0.8
44,297		Entegris, Inc.	2,084,617	0.6
38,085	(1)	Envestnet, Inc.	2,159,419	0.7
15,829	(1)	Everbridge, Inc.	976,808	0.3
64,853		EVERTEC, Inc.	2,024,711	0.6
108,225	(1)	Evo Payments, Inc.	3,043,287	1.0
35,713	(1)	ExlService Holdings, Inc.	2,391,342	0.7
39,824	(1)	Five9, Inc.	2,140,142	0.7
51,737		j2 Global, Inc.	4,698,754	1.5
34,616	(1)	Lumentum Holdings, Inc.	1,854,033	0.6
23,527	(1)	Q2 Holdings, Inc.	1,855,574	0.6
53,086	(1)	Rapid7, Inc.	2,409,574	0.8
61,258	(1)	Semtech Corp.	2,977,751	0.9
29,449	(1)	Silicon Laboratories, Inc.	3,279,146	1.0
249,411	(1)	Viavi Solutions, Inc.	3,493,001	1.1
25,826	(1)	Virtusa Corp.	930,253	0.3
			54,984,904	17.2

		Materials: 3.6%
86,421		Commercial Metals Co.	1,501,997	0.5
42,861		Compass Minerals International, Inc.	2,421,218	0.7
33,773		Minerals Technologies, Inc.	1,793,008	0.6
80,615		PolyOne Corp.	2,632,080	0.8
45,471		Sensient Technologies Corp.	3,121,584	1.0
			11,469,887	3.6

		Real Estate: 3.6%
35,879		Americold Realty Trust	1,330,035	0.4
33,873		EastGroup Properties, Inc.	4,234,802	1.3
52,892		Hudson Pacific Properties, Inc.	1,769,766	0.6
49,479		Ryman Hospitality Properties	4,047,877	1.3
			11,382,480	3.6

		Utilities: 0.7%
18,639		Idacorp, Inc.	2,100,056	0.7

	Total Common Stock
	(Cost $314,957,646)		315,449,201	98.9

EXCHANGE-TRADED FUNDS: 0.4%
6,619		iShares Russell 2000 Growth ETF	1,275,680	0.4

	Total Exchange-Traded Funds
	(Cost $1,280,328)		1,275,680	0.4

	Total Long-Term Investments
	(Cost $316,237,974)		316,724,881	99.3

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.5%
		Repurchase Agreements: 3.2%
703,978	(3)	Bank of Montreal, Repurchase Agreement dated 09/30/19, 2.30%, due 10/01/19 (Repurchase Amount $704,022, collateralized by various U.S. Government Securities, 0.000%-3.750%, Market Value plus accrued interest $718,058, due 10/10/19-05/15/45)	$703,978	0.2
2,379,987	(3)	Bank of Nova Scotia, Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $2,380,142, collateralized by various U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $2,427,747, due 09/01/24-08/01/49)	2,379,987	0.7
2,379,987	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $2,380,143, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,427,587, due 10/25/19-07/15/61)	2,379,987	0.7
2,379,987	(3)	Citadel Securities LLC, Repurchase Agreement dated 09/30/19, 2.39%, due 10/01/19 (Repurchase Amount $2,380,143, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $2,427,748, due 10/15/19-09/09/49)	2,379,987	0.8
2,379,987	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $2,380,142, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,427,587, due 10/15/19-09/01/49)	2,379,987	0.8
			10,223,926	3.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.3%
4,031,000	(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.840%
		(Cost $4,031,000)	4,031,000	1.3

	Total Short-Term Investments
	(Cost $14,254,926)		14,254,926	4.5

	Total Investments in Securities (Cost $330,492,900)		$330,979,807	103.8
	Liabilities in Excess of Other Assets		(12,216,287)	(3.8)
	Net Assets		$318,763,520	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$315,449,201	$–	$–	$315,449,201
Exchange-Traded Funds	1,275,680	–	–	1,275,680

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Short-Term Investments	$4,031,000	$10,223,926	$–	$14,254,926
Total Investments, at fair value	$320,755,881	$10,223,926	$–	$330,979,807

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $339,969,564.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$19,247,979
Gross Unrealized Depreciation	(28,237,736)

Net Unrealized Depreciation	$(8,989,757)